Facility Operating Lease (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Facility Operating Lease [Abstract]
Schedule of Maturities of Operating Lease Liabilities

The following table presents maturities of operating lease liabilities on an undiscounted basis as of December 31, 2024:

For the years ending June 30,
Remainder of 2025	$85,138
2026	173,454
2027	177,791
2028	182,235
2029	186,791
Thereafter	337,732
Total	1,143,141
Less imputed interest	(136,405)
Total lease liability	1,006,736
Less: lease liability, current portion	133,460
Lease liability, long term portion	$873,276

The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2024:

For the years ending June 30,
2025	$169,224
2026	173,454
2027	177,791
2028	182,235
2029	186,791
Thereafter	337,732
Total	1,227,227
Less imputed interest	(157,284)
Total lease liability	1,069,943
Less: lease liability, current portion	128,743
Lease liability, long term portion	$941,200